Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Commissions and Expenses

	2021	2020	2019

Commissions	2,562	2,283	2,423

Employee expenses	1,897	1,995	2,149

Administration expenses	1,581	1,593	1,537

Deferred expenses	(1,160)	(741)	(832)

Amortization of deferred expenses	933	767	755

Amortization of VOBA and future servicing rights	171	87	120

Total	5,984	5,983	6,153

Included in administration expenses:

Depreciation of equipment, software and real estate held for own use	99	101	87

Summary of Employee Expenses

Employee expenses	2021	2020	2019

Salaries	1,300	1,316	1,321

Post-employment benefit costs	172	199	287

Social security charges	128	125	127

Other personnel costs	254	318	378

Shares	44	37	36

Total	1,897	1,995	2,149

Included in employee expenses:

Defined contribution expenses	35	36	43

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on arrangement.
Number of shares per plan year

	2017	2018	2019	2020	2021	Total

Conditionally granted 1)	6,722,418	6,513,984	7,378,113	8,381,086	9,449,451	38,445,052

Allocated 2)	7,461,564	6,123,546	6,761,360	6,522,324	-	26,868,794

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2017	2018	2019	2020	2021	Total
Unvested at January 1, 2020	6,516,995	5,663,455	8,330,014	-	-	20,510,464

Conditionally granted as variable compensation 1)	-	-	-	8,381,086	-	8,381,086

Allocated 2)	4,436	38,502	(616,753)	954,850	-	381,035

Forfeited	(55,039)	(199,587)	(94,970)	(17,644)	-	(367,240)

Vested	(2,604,178)	(250,819)	(277,523)	(66,526)	-	(3,199,046)
Unvested at December 31, 2020	3,862,214	5,251,551	7,340,768	9,251,766	-	25,706,299

Conditionally granted as variable compensation 1)	-	-	-	-	9,449,451	9,449,451

Allocated 2)	3,928	4,010	(29,388)	(1,858,762)	2,450,661	570,449

Forfeited	(92,665)	(205,734)	(254,543)	(174,128)	(4,729)	(731,799)

Vested	(3,773,477)	(2,037,774)	(259,858)	(221,441)	(69,851)	(6,362,401)
Unvested at December 31, 2021	-	3,012,053	6,796,979	6,997,435	11,825,532	28,631,999

Grant price (in EUR) 3)	5.246	5.405	4.162	4.083	3.2927

	4.040 to	4.143 to	2.741 to	1.794 to	1.625 to
Fair value of shares at grant date (in EUR) 4)	4.933	5.054	3.737	3.796	3.978

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2
Shares allocated in the same year are a combination of shares allocated as fixed compensation and sign-on shares which have been allocated during that year (e.g. the 954,850 shares allocated during the calendar year 2020 in relation to the 2020 plan year). Shares allocated during a calendar year in relation to the previous plan year concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated (e.g. the 616,753 share correction during 2020 for the 2019 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2020 a correction of 38,502 shares was made to the 2018 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2021 plan year, this is the VWAP for the period December 15, 2020 to January 15, 2021.

4
These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).

Aegon N.V [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2021	2020

Employee expenses	84	86

Administration expenses	71	58

Cost sharing to group companies	(75)	(72)

Total	80	71